27. Accounts Payable Related to Concessions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	R$ 584,163	R$ 554,954	R$ 565,542
Nominal value
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	1,296,180
Nominal value | 2019
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	68,001
Nominal value | 2020
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	66,754
Nominal value | 2021
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	66,754
Nominal value | 2022
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	66,754
Nominal value | After 2022
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	1,027,917
Present value
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	584,163
Present value | 2019
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	67,858
Present value | 2020
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	60,138
Present value | 2021
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	54,296
Present value | 2022
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	49,025
Present value | After 2022
DisclosureOfAccountsPayableRelatedToConcessionsLineItems [Line Items]
Accounts payable related to concession	R$ 352,846